Prospectus Supplement
John Hancock Investment Trust

John Hancock Small Cap Core Fund (the fund)
Supplement dated October 30, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
Effective December 31, 2026 (the Effective Date), Bill Tabot, CFA will no longer serve as a portfolio manager of the fund. As of the Effective Date, Ryan Davies, CFA and Joseph Nowinski will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, all references to Mr. Tabot will be removed from the Prospectus.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Statement of Additional Information Supplement
John Hancock Investment Trust

John Hancock Small Cap Core Fund
Supplement dated October 30, 2025 to the current Statement of Additional Information, as may be supplemented (the SAI)
Effective December 31, 2026 (the Effective Date), Bill Tabot, CFA will no longer serve as a portfolio manager of the fund. As of the Effective Date, Ryan Davies, CFA and Joseph Nowinski will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, all references to Mr. Tabot will be removed from the SAI.
You should read this supplement in conjunction with the SAI Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.